Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2023
T23-NPRT3-0623
1.9880060.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.4%
Liberty Global PLC Class A (a)	87,421	1,705,584
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	151,843	16,298,828
Meta Platforms, Inc. Class A (a)	36,395	8,746,446
		25,045,274
Media - 2.3%
Comcast Corp. Class A	95,401	3,946,739
Fox Corp. Class A	56,637	1,883,747
Nexstar Broadcasting Group, Inc. Class A	8,914	1,546,133
Paramount Global Class B (b)	77,453	1,806,978
TEGNA, Inc.	91,094	1,557,707
		10,741,304
TOTAL COMMUNICATION SERVICES		37,492,162
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 1.2%
Ford Motor Co.	237,190	2,817,817
General Motors Co.	82,540	2,727,122
		5,544,939
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	130,078	13,716,725
Macy's, Inc.	114,734	1,874,754
		15,591,479
Diversified Consumer Services - 0.5%
H&R Block, Inc. (b)	71,485	2,424,056
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. (a)	1,578	4,238,997
McDonald's Corp.	19,084	5,644,093
		9,883,090
Household Durables - 2.0%
Lennar Corp. Class A	28,371	3,200,533
Taylor Morrison Home Corp. (a)	74,280	3,200,725
Toll Brothers, Inc.	45,356	2,898,702
		9,299,960
Specialty Retail - 1.3%
The Home Depot, Inc.	20,253	6,086,837
TOTAL CONSUMER DISCRETIONARY		48,830,361
CONSUMER STAPLES - 6.3%
Consumer Staples Distribution & Retail - 0.6%
Kroger Co.	62,019	3,015,984
Food Products - 1.7%
Archer Daniels Midland Co.	36,194	2,826,028
Bunge Ltd.	26,502	2,480,587
Tyson Foods, Inc. Class A	40,912	2,556,591
		7,863,206
Household Products - 2.3%
Kimberly-Clark Corp.	22,768	3,298,856
Procter & Gamble Co.	45,473	7,111,068
		10,409,924
Tobacco - 1.7%
Altria Group, Inc.	73,318	3,483,338
Philip Morris International, Inc.	42,066	4,205,338
		7,688,676
TOTAL CONSUMER STAPLES		28,977,790
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	27,275	4,598,020
ConocoPhillips Co.	24,009	2,470,286
Coterra Energy, Inc.	50,531	1,293,594
EQT Corp.	36,320	1,265,389
Exxon Mobil Corp.	58,338	6,903,719
Marathon Oil Corp.	46,409	1,121,241
Marathon Petroleum Corp.	14,076	1,717,272
PBF Energy, Inc. Class A	26,813	934,701
Valero Energy Corp.	12,244	1,404,019
		21,708,241
FINANCIALS - 14.6%
Banks - 4.1%
Bank of America Corp.	150,617	4,410,066
Citigroup, Inc. (b)	69,702	3,280,873
JPMorgan Chase & Co.	52,564	7,266,447
Wells Fargo & Co.	96,978	3,854,876
		18,812,262
Capital Markets - 0.8%
Goldman Sachs Group, Inc.	10,630	3,650,767
Consumer Finance - 1.9%
Ally Financial, Inc.	72,892	1,922,891
Capital One Financial Corp.	24,527	2,386,477
Discover Financial Services	23,887	2,471,588
Synchrony Financial	69,752	2,058,382
		8,839,338
Financial Services - 6.6%
Berkshire Hathaway, Inc. Class B (a)	29,324	9,634,400
Essent Group Ltd.	56,190	2,386,389
MGIC Investment Corp.	173,787	2,584,213
PayPal Holdings, Inc. (a)	57,288	4,353,888
The Western Union Co.	268,586	2,935,645
Visa, Inc. Class A	36,054	8,390,847
		30,285,382
Insurance - 1.2%
American International Group, Inc.	50,079	2,656,190
Unum Group	61,659	2,602,010
		5,258,200
TOTAL FINANCIALS		66,845,949
HEALTH CARE - 13.7%
Biotechnology - 2.1%
AbbVie, Inc.	43,454	6,566,768
Moderna, Inc. (a)	22,273	2,959,859
		9,526,627
Health Care Providers & Services - 5.5%
Centene Corp. (a)	51,304	3,536,385
CVS Health Corp.	53,255	3,904,124
Elevance Health, Inc.	9,582	4,490,604
Humana, Inc.	8,112	4,303,335
UnitedHealth Group, Inc.	18,027	8,870,906
		25,105,354
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	69,794	4,660,145
Johnson & Johnson	50,759	8,309,248
Merck & Co., Inc.	61,545	7,106,601
Pfizer, Inc.	140,007	5,444,872
Viatris, Inc.	280,170	2,613,986
		28,134,852
TOTAL HEALTH CARE		62,766,833
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	7,566	3,514,029
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	20,136	3,620,654
Building Products - 1.5%
Builders FirstSource, Inc. (a)	27,706	2,625,698
Owens Corning	22,345	2,386,669
UFP Industries, Inc.	22,958	1,802,662
		6,815,029
Electrical Equipment - 0.4%
Atkore, Inc. (a)	15,984	2,019,259
Industrial Conglomerates - 0.6%
3M Co.	24,770	2,631,069
Machinery - 2.5%
Caterpillar, Inc.	15,165	3,318,102
Deere & Co.	8,671	3,277,811
Mueller Industries, Inc. (b)	31,940	2,294,889
PACCAR, Inc.	35,604	2,659,263
		11,550,065
Passenger Airlines - 0.4%
United Airlines Holdings, Inc. (a)	45,691	2,001,266
Professional Services - 0.8%
Manpower, Inc.	24,631	1,864,813
Robert Half International, Inc.	25,938	1,893,474
		3,758,287
Trading Companies & Distributors - 1.0%
Triton International Ltd.	30,820	2,547,889
United Rentals, Inc.	5,621	2,029,799
		4,577,688
TOTAL INDUSTRIALS		40,487,346
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	125,995	5,953,264
IT Services - 2.7%
Accenture PLC Class A	20,435	5,727,726
Cognizant Technology Solutions Corp. Class A	59,891	3,576,092
DXC Technology Co. (a)	130,932	3,122,728
		12,426,546
Semiconductors & Semiconductor Equipment - 4.4%
Broadcom, Inc.	11,104	6,956,656
Micron Technology, Inc.	73,019	4,699,503
Qualcomm, Inc.	41,340	4,828,512
Skyworks Solutions, Inc.	35,371	3,745,789
		20,230,460
Software - 6.9%
Microsoft Corp.	103,323	31,747,025
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	203,669	34,558,557
Hewlett Packard Enterprise Co.	246,491	3,529,751
HP, Inc.	133,755	3,973,861
		42,062,169
TOTAL INFORMATION TECHNOLOGY		112,419,464
MATERIALS - 2.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	11,761	841,852
Dow, Inc.	21,756	1,183,526
Linde PLC	8,326	3,076,041
LyondellBasell Industries NV Class A	11,343	1,073,161
Olin Corp.	14,218	787,677
The Mosaic Co.	19,812	848,944
		7,811,201
Metals & Mining - 1.0%
Cleveland-Cliffs, Inc. (a)	43,168	663,924
Freeport-McMoRan, Inc.	35,376	1,341,104
Nucor Corp.	7,596	1,125,575
Steel Dynamics, Inc.	8,355	868,502
United States Steel Corp. (b)	30,190	690,747
		4,689,852
TOTAL MATERIALS		12,501,053
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Boston Properties, Inc.	13,757	734,074
Host Hotels & Resorts, Inc.	57,648	932,168
Kilroy Realty Corp.	23,478	686,497
Medical Properties Trust, Inc. (b)	80,355	704,713
Potlatch Corp.	19,918	920,809
Prologis (REIT), Inc.	18,039	2,259,385
Simon Property Group, Inc.	11,068	1,254,226
VICI Properties, Inc.	38,828	1,317,822
Vornado Realty Trust	37,800	567,378
Weyerhaeuser Co.	35,233	1,053,819
		10,430,891
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	14,438	1,106,817
Jones Lang LaSalle, Inc. (a)	5,675	789,052
		1,895,869
TOTAL REAL ESTATE		12,326,760
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	17,716	1,637,313
NRG Energy, Inc.	34,080	1,164,514
PG&E Corp. (a)	89,260	1,527,239
PPL Corp.	46,042	1,322,326
Southern Co.	28,950	2,129,273
		7,780,665
Gas Utilities - 0.3%
National Fuel Gas Co.	19,977	1,116,714
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	33,163	1,007,160
Multi-Utilities - 0.7%
Consolidated Edison, Inc.	15,744	1,550,312
Sempra Energy	10,548	1,640,109
		3,190,421
TOTAL UTILITIES		13,094,960
TOTAL COMMON STOCKS (Cost $468,890,409)		457,450,919

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	782,666	782,823
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	3,231,537	3,231,860
TOTAL MONEY MARKET FUNDS (Cost $4,014,683)		4,014,683

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $472,905,092)	461,465,602
NET OTHER ASSETS (LIABILITIES) - (0.6)% (e)	(2,841,267)
NET ASSETS - 100.0%	458,624,335

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	46	Jun 2023	963,355	61,749	61,749

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $51,520 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	474,486	14,392,871	14,084,534	17,411	-	-	782,823	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	834,375	42,713,123	40,315,638	8,092	-	-	3,231,860	0.0%
Total	1,308,861	57,105,994	54,400,172	25,503	-	-	4,014,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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